November 26, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Evergreen Equity Trust (the "Trust")
Evergreen Blue Chip Fund
Evergreen Equity Income Fund
Evergreen Growth and Income Fund
Evergreen Large Cap Value Fund
Evergreen Mid Cap Value Fund
Evergreen Small Cap Value Fund
Evergreen Special Values Fund (collectively, the “Funds”)
File Nos. 333-37453/811-08413

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectuses and Supplement to the Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Supplement to the Statement of Additional Information contained in the Funds’ most recent post-effective amendment (Post-Effective Amendment No. 72 to Registration Statement No.  333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on November 24, 2004.

If you have any questions or would like further information, please call me at (617) 210-3626.

                                                                        Very truly yours,

                                                                        /s/ Cathleen M. Livingstone

                                                                        Cathleen M. Livingstone